STOCK OPTION PLAN (Tables)	9 Months Ended
Sep. 30, 2012
Stock Option Plan [Abstract]
Schedule of the summary of the status of the plans and information with respect to the changes in options outstanding

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.02
Granted	-	-	-
Exercised	-		-
Forfeited	59,562	(59,562)	-
September 30, 2012	357,599	642,401	$2.01	$-

Exercisable options at September 30, 2012		497,677	$1.97	$-

Schedule of summary of the information about stock options outstanding

		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	403,262	2.53	$1.67	388,025	2.46	$1.66
$2.06 - 4.34	224,853	7.41	2.30	95,366	5.73	2.49
$7.00	14,286	0.23	7.00	14,286	0.23	7.00

Total	642,401	4.19	$2.01	497,677	3.03	$1.97